                               Barrett Growth Fund

                     Supplement dated January 4, 2007 to the
                        Prospectus dated October 27, 2006

                                THE BARRETT FUNDS
                                 90 Park Avenue
                               New York, NY 10016

The  following  changes are made to the  Prospectus  effective as of the date of this Supplement:

I.   In the Adviser's  Investment  Performance  section of the  Prospectus,  the return  information  for the S&P  500(R)Index  in the "Since  Inception  on
     12/31/92"  column of the table on page 6 was incorrect.  The average annual total return of the S&P 500(R)Index since inception of the adviser's equity growth composite on 12/31/92 was 10.55%.

II.  The first paragraph under the heading  "Marketing and Distribution" on page
     14 of the  Prospectus  is deleted in its  entirety  and  replaced  with the following:

                           Marketing and Distribution

The Fund's shares are offered  through  financial  supermarkets  and  retirement plans, investment advisers and consultants, financial planners, brokers, dealers and  other  investment  professionals.  The  Fund's  principal  underwriter  and national  distributor  is Legg Mason  Investor  Services,  LLC.  Fund shares are offered  and  sold  without  any  sales  charges  imposed  by  the  Fund  or its distributor.  Investment professionals who offer the Fund's shares are generally paid  separately  by their  individual  clients.  If you invest  through a third party,  the  policies  and fees may be  different  than those  described in this
Prospectus.  For  example,  third  parties  may charge  transaction  fees or set different minimum investment amounts.

III. The  reference  to  "Distributor"  on the back cover of the  Prospectus  is deleted in its entirety and replaced with the following:

                                   DISTRIBUTOR
                        Legg Mason Investor Services, LLC
                                100 Light Street
                               Baltimore, MD 21202

This  information  supplements the Barrett Growth Fund Prospectus  dated October
27,  2006.  Please  retain  this  supplement  for future  reference.  Additional
Prospectus copies may be obtained free of charge by calling (877) 363-6333 or by visiting the Barrett Funds website at www.barrettassociates.com.

                               BARRETT GROWTH FUND

                                The Barrett Funds
                                 90 Park Avenue
                               New York, NY 10016

                     Supplement dated January 4, 2007 to the
           Statement of Additional Information dated October 27, 2006

This Supplement updates information  contained in the Barrett Funds Statement of
Additional  Information dated October 27, 2006. The changes relate to the hiring of Legg Mason Investor Services,  LLC to serve as the principal  underwriter and national distributor for the shares of the Fund effective January 1, 2007.

I.  The  section  entitled  "Code  of  Ethics"  on page 35 of the  Statement  of
Additional Information is replaced in its entirety with the following:

     CODE OF ETHICS

          The Fund and the  Adviser  have  adopted a Joint  Code of Ethics  that governs  the  conduct of  employees  of the Fund and  Adviser  who may have access to information about the Fund's securities transactions. The Code of
     Ethics is based upon the recognition that such persons owe a fiduciary duty to the Fund's  shareholders  and must place the  interests of  shareholders ahead of their own interests.  Among other things,  the Code of Ethics: (i)
     requires  the  preclearance  of  personal  securities  transactions;   (ii)
     contains  certain blackout periods for personal trading of securities which may be considered  for purchase or sale by the Fund or other clients of the
     Adviser;  and (iii)  contains  prohibitions  against  personal  trading  of initial public  offerings.  Violations of the Code are subject to review by the Trustees and could result in severe penalties.

          Legg Mason Investor Services,  LLC ("LMIS"),  the Fund's  Distributor,
     has also  adopted a Code of Ethics  (the "Legg  Mason  Code") to govern the conduct of its employees who may also have access to information  about the
     Fund's securities transactions.  The Legg Mason Code permits LMIS personnel subject  to  the  Legg  Mason  Code  to  invest  in  securities,  including securities  that  may  be  purchased  or  held  by  the  Fund,  subject  to prohibitions against fraudulent  transactions,  inside information,  market manipulation and trading on the knowledge of client  transactions.  Subject to certain exemptions, no LMIS personnel subject to the Legg Mason Code may sell or (exchange out of) shares of a proprietary fund, including the Fund, within sixty (60) calendar days of a purchase of (or exchange  into) shares of the same proprietary  fund. In addition,  LMIS personnel  subject to the
     Legg Mason Code are  prohibited  from  participating  in an initial  public offering  (other than a new offering of  securities  issued by a registered open-end investment company) or private placement without the prior written approval of the Legg Mason compliance department.

II. The section entitled "Distributor"  beginning on page 37 of the Statement of
Additional Information is replaced in its entirety with the following:

     DISTRIBUTOR

          Effective  January 1, 2007,  Legg Mason  Investor  Services,  LLC (the
     "Distributor"), located at 100 Light Street, Baltimore, MD, 21202 serves as the principal  underwriter  and national  distributor for the shares of the
     Fund  pursuant  to a  Distribution  Agreement  with the  Trust  dated as of
     January  1,  2007  (the  "Distribution  Agreement").  Legg  Mason  Investor
     Services, LLC, a wholly owned broker-dealer subsidiary of Legg Mason, Inc., is registered as a broker-dealer  under the Securities Exchange Act of 1934 and each state's  securities laws and is a member of the NASD. The offering of the Fund's shares is continuous.  The  Distribution  Agreement  provides that the Distributor,  as agent in connection with the distribution of Fund shares, will use appropriate efforts to: (i) promote the Fund; (ii) solicit orders  for the  purchase  of the Fund's  shares  subject to such terms and conditions  as the  Fund may  specify;  and  (iii)  accept  orders  for the purchase of Fund shares on behalf of the Fund. In addition, the Distributor may pay for ongoing shareholder liaison services,  including  responding to shareholder inquiries and providing  shareholders with information on their investments.  The  Distributor  will undertake  additional  promotional and distribution  activities,  including,  but not limited to,  compensation to
     underwriters,   dealers   and  sales   personnel,   printing   and  mailing
     prospectuses  to prospective  shareholders,  and printing and mailing sales literature as it deems appropriate. Acting as principal and not as agent of the Fund, the Distributor may also enter into dealer or similar  agreements with qualified intermediaries for the performance of distribution services, shareholder  services,  record  keeping  and  sub-accounting  services.  As compensation,  the Distributor receives from the Fund fees at the rates and under the terms and  conditions of the Fund's Rule 12b-1 Plan,  and subject to any further limitations on such fees as the Board may impose. Legg Mason
     Investor  Services,  LLC is an affiliate of the Fund's investment  adviser,
     Barrett Associates, Inc., because each company is under common ownership of
     Legg Mason, Inc.

          Prior to January 1, 2007, T.O. Richardson Securities,  Inc, located at
     2 Bridgewater Road, Farmington,  Connecticut, 06032 served as the principal underwriter and national distributor for the shares of the Fund pursuant to a  Distribution  Agreement with the Trust dated as of November 11, 1998. As compensation,  T. O.  Richardson  Securities,  Inc.  received a monthly fee calculated  at an annual rate of $16,000 or 0.02% of the average  daily net assets of the Fund, whichever was greater;  plus certain incidental fees. A portion of T. O. Richardson Securities, Inc.'s fee was paid pursuant to the
     Fund's Rule 12b-1 Plan. The Adviser was  responsible  for paying the amount of the  distribution  fees that were not covered under the Rule 12b-1 Plan.
     For the fiscal year ended June 30, 2006, T. O. Richardson Securities,  Inc.
     received $19,408 in total compensation.

III. The reference to  "Distributor"  on the back cover of the SAI is deleted in its entirety and replaced with the following:

                                   DISTRIBUTOR
                        Legg Mason Investor Services, LLC
                                100 Light Street
                               Baltimore, MD 21202

This  information  supplements  the Barrett  Growth Fund Statement of Additional
Information  dated October 27, 2006.  Please retain this  supplement  for future reference.  Additional copies of the Statement of Additional  Information may be obtained  free of charge by calling  (877)  363-6333 or by visiting  the Barrett
Funds website at www.barrettassociates.com.